UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21853

Northern Lights Variable Fund Trust

(Exact name of registrant as specified in charter)

450 Wireless Blvd.,  Hauppauge, NY    11788

(Address of principal executive offices)

(Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

12/31

Date of reporting period:6/30/09

Item 1.  Reports to Stockholders.

Adaptive Allocation

Portfolio

Semi-Annual Report

June 30, 2009

1-866-263-9260

www.unusualfund.com

Distributed by Northern Light Distributors, LLC

FINRA/SIPC Member

TO SHAREHOLDERS OF THE

ADAPTIVE ALLOCATION PORTFOLIO

June 30, 2009

During the first half of 2009, the stock market experienced a high level of short-term volatility. After falling sharply in the first Quarter, the market recovered significantly in the second.  Although markets have rebounded from the mid-March lows, it is interesting to note that, year-to-date, the major averages are little changed.

As we have stated in the past, we expect the Portfolio’s best performance, relative to the market indices, to occur during long term trending periods, whether up or down.  The 6-month return of the Portfolio during this highly volatile, non-trending period was -2.4%, compared to the S&P 500 at +3.2%.  For the past 12 months, the Portfolio was -15.4%, whereas the S&P 500 was -26.2% and, since inception (May 22, 2007), the Portfolio’s annualized return was      -11.4%, while the S&P 500 was -19.5%.

In recent months, our individual stock selection models have made relatively few selections, which tell us that companies’ fundamentals are not favorable from our models’ perspectives.  In essence, our fundamental financial statement analysis is resulting in a cautious stance. On the other hand, our technical systems are more aggressively invested.

We believe that the third Quarter could bring an end to this sideways market, but, of course, it is impossible to tell in which direction the trend may turn. We will strive to adapt to the market environment as it develops.

The fund performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results. A Fund's performance, especially for very short periods of time, should not be the sole factor in making your investment decisions.  There is no front end or back end load for the Adaptive Allocation Portfolio. The total operating expense ratio as stated in the fee table to the Portfolio’s prospectus dated May 1, 2009 is 2.60%. The Portfolio is an Investment vehicle for variable annuity contracts. All Performance figures for the Portfolio do not include any fees or expenses that are typically charged by these contracts. If these fees and expenses were included your overall expenses would be higher. Please review you insurance contract prospectus for further description of these fees and expenses. For performance information current to the most recent month-end, please visit www.unusualfund.com or call toll-free 866-263-9260. All performance figures reflect fee waivers and expense subsidies, without which performance figures would have been lower.

Historical performance results for investment indices and/or categories have been provided for general comparison purposes only, and generally do not reflect the deduction of transaction and/or custodial charges, the deduction of an investment management fee, nor the impact of taxes, the incurrence of which would have the effect of decreasing historical performance results. It should not be assumed that your account holdings correspond directly to any comparative indices. Past performance may not be indicative of future results and does not reflect the impact of taxes on non-qualified accounts. The data herein is not guaranteed.  You cannot invest directly in an index.

The S&P 500 Index is an unmanaged composite of 500-large capitalization companies. This index is widely used by professional investors as a performance benchmark for large-cap stocks.

Before investing, please read the Fund’s prospectus and shareholder reports to learn about its investment strategy and potential risks.  Mutual Fund investing involves risk including loss of principal.  An investor should also consider the Fund's investment objective, charges, expenses, and risk carefully before investing. This and other information about the Fund is contained in the fund's prospectus, which can be obtained on the web at www.unusualfund.com or by calling 1- 8 66 -263-9260 .. Please read the prospectus carefully before investing. The Adaptive Allocation Portfolio is distributed by Northern Lights Distributors, LLC, member FINRA www.finra.org / SIPC www.sipc.org 0971-NLD-8/17/2009

Adaptive Allocation Portfolio
PORTFOLIO REVIEW (Unaudited)
June 30, 2009

The Fund's performance figures* for the period ending June 30, 2009, compared to its benchmarks:

	Six Months	One Year	Inception**- June 30, 2009
Adaptive Allocation Portfolio	(2.40%)	(15.43%)	(11.36%)
S&P 500 Total Return Index	3.16%	(26.21%)	(19.48%)

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.

** Inception date is May 22, 2007

Top Ten Industries			% of Net Assets
Equity Funds			44.9%
Debt Fund			11.7%
Energy - Alternate Sources			3.8%
Electric			2.2%
Banks			2.1%
Home Builders			2.1%
Transportation			2.1%
Oil & Gas			1.9%
Media			1.8%
Other, Cash & Cash Equivalents			27.4%
			100.0%

Please refer to the Portfolio of Investments in this Semi Annual report for a detailed analysis of the Portfolio's holdings.

Adaptive Allocation Portfolio
PORTFOLIO OF INVESTMENTS
June 30, 2009 (Unaudited)
Shares		Value
	COMMON STOCK - 17.7%
	BANKS - 2.1%
5,625	Credit Suisse Group AG - ADR	$ 257,231

	ELECTRIC - 2.2%
4,593	FPL Group, Inc.	261,158

	ENERGY-ALTERNATE SOURCES - 3.8%
1,362	First Solar, Inc. *	220,807
9,404	Trina Solar, Ltd. - ADR *	241,025
		461,832
	HOME BUILDERS - 2.1%
9,058	Desarrolladora Homex SAB de CV - ADR *	252,628

	IRON/STEEL - 1.7%
25,136	Mechel - ADR	209,886

	MEDIA - 1.8%
24,340	News Corp.	221,737

	OIL & GAS - 1.9%
2,869	Diamond Offshore Drilling, Inc.	238,270

	TRANSPORTATION - 2.1%
7,669	Overseas Shipholding Group, Inc.	261,053

	TOTAL COMMON STOCK ( Cost - $2,188,273)	2,163,795

	MUTUAL FUNDS - 33.9%
	DEBT FUND - 11.7%
200,334	Western Asset High Yield Portfolio	1,432,387

See accompanying notes to financial statements.

Adaptive Allocation Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2009 (Unaudited)
Shares		Value
	EQUITY FUNDS - 22.2%
37,556	ProFunds UltraBull ProFund	$ 837,118
58,259	ProFunds UltraSmall-Cap ProFund	515,006
6,751	Rydex Russell 2000 2x Strategy Fund	525,883
56,133	Rydex S&P 500 2x Strategy Fund	842,561
		2,720,568

	TOTAL MUTUAL FUNDS ( Cost - $3,794,000)	4,152,955

	EXCHANGE TRADED FUNDS - 22.7%
	EQUITY FUNDS - 22.7%
87,830	ProShares Ultra Russell 2000	1,691,606
41,512	ProShares Ultra S&P 500	1,085,124
	TOTAL EXCHANGE TRADED FUNDS ( Cost - $2,572,595)	2,776,730

	SHORT-TERM INVESTMENTS - 26.0%
	MONEY MARKET FUNDS - 26.0%
1,438,605	Fidelity Institutional Treasury Only Portfolio, .18% **	1,438,605
1,745,547	Goldman Sachs Financial Square Funds, Government Fund, .03% **	1,745,547
	TOTAL SHORT-TERM INVESTMENTS ( Cost - $3,184,152)	3,184,152

	TOTAL INVESTMENTS - 100.3% ( Cost - $11,739,020) (a)	$ 12,277,632
	OTHER LIABILITIES LESS ASSETS - (0.3%)	($42,413)
	NET ASSETS - 100.0%	$ 12,235,219

* Non-Income producing security.
** Money market fund; interest rate reflects seven-day effective yield on June 30, 2009.
ADR - American Depository Receipts

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purpose is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation	$ 647,608
	Unrealized depreciation	(108,996)
	Net unrealized appreciation	$ 538,612
See accompanying notes to financial statements.

Adaptive Allocation Portfolio
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2009 (Unaudited)

ASSETS
Investment securities:
At cost	$ 11,739,020
At value	$ 12,277,632
Dividends and interest receivable	68,966
Receivable for securities sold	427,872
Prepaid expenses and other assets	196
TOTAL ASSETS	12,774,666

LIABILITIES
Payable for fund shares redeemed	438
Payable for investments purchased	501,165
Investment advisory fees payable	11,197
Fees payable to other affiliates	8,129
Distribution (12b-1) fees payable	2,799
Shareholder servicing fee	2,799
Accrued expenses and other liabilities	12,920
TOTAL LIABILITIES	539,447
NET ASSETS	$ 12,235,219

Net Assets Consist Of:
Paid in capital [$0 par value, unlimited shares authorized]	15,935,815
Accumulated net investment loss	(53,765)
Accumulated net realized loss from security transactions	(4,185,443)
Net unrealized appreciation of investments	538,612
NET ASSETS	$ 12,235,219

Shares of beneficial interest outstanding	1,584,808

Net asset value, offering and redemption price per share	$ 7.72

See accompanying notes to financial statements.

Adaptive Allocation Portfolio
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2009 (Unaudited)

INVESTMENT INCOME
Dividends (net of $954 of foreign tax withheld)	$ 93,439
Interest	9,038
TOTAL INVESTMENT INCOME	102,477

EXPENSES
Investment advisory fees	62,054
Distribution (12b-1) fees	15,514
Shareholder servicing fees	15,514
Administrative services fees	14,174
Professional fees	13,442
Accounting services fees	10,771
Transfer agent fees	7,146
Trustees' fees and expenses	4,665
Compliance officer fees	4,267
Custodian fees	3,623
Printing and postage expenses	918
Insurance expense	390
TOTAL EXPENSES	152,478
Waiver of Distribution (12b-1) fees	(708)
NET EXPENSES	151,770
NET INVESTMENT LOSS	(49,293)

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
Net realized loss from:
Security transactions	(556,046)
Option transactions	(122,328)
(678,374)

Net change in unrealized appreciation (depreciation) from:
Security transactions	396,736
Option transactions	35,253
431,989

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS	(246,385)

NET DECREASE IN NET ASSETS FROM OPERATIONS	$ (295,678)

See accompanying notes to financial statements.

Adaptive Allocation Portfolio
STATEMENT OF CHANGES IN NET ASSETS

	For the Six	For the
	Months Ended	Year Ended
	June 30, 2009	December 31,
	(Unaudited)	2008
FROM OPERATIONS
Net investment income (loss)	$ (49,293)	$ (112,355)
Net realized loss from security transactions	(678,374)	(3,115,050)
Net change in unrealized appreciation (depreciation) on investments	431,989	278,551
Net decrease in net assets resulting from operations	(295,678)	(2,948,854)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	-	(61,715)
Net decrease in net assets resulting from distributions to shareholders	-	(61,715)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	702,041	1,625,738
Net asset value of shares issued in
reinvestment of distributions to shareholders	-	61,715
Payments for shares redeemed	(1,695,987)	(1,560,595)
Net increase (decrease) in net assets from shares of beneficial interest	(993,946)	126,858

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,289,624)	(2,883,711)

NET ASSETS
Beginning of Period	13,524,843	16,408,554
End of Period*	$ 12,235,219	$ 13,524,843
* Includes accumulated net investment income (loss) of:	$ (53,765)	$ (4,472)

SHARE ACTIVITY
Shares Sold	93,520	180,546
Shares Reinvested	-	7,852
Shares Redeemed	(219,040)	(171,685)
Net increase (decrease) in shares of beneficial interest outstanding	(125,520)	16,713

See accompanying notes to financial statements.

Adaptive Allocation Portfolio
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	For the Six		For the Year	For the Period
	Months Ended		Ended	Ended
	June 30,2009		December 31,	December 31,
	(Unaudited)		2008	2007(1)

Net asset value, Beginning of period	$ 7.91		$ 9.69	$ 10.00

Activity from investment operations:
Net investment income (loss) (2)	(0.03)		(0.07)	0.04
Net realized and unrealized loss on investments	(0.16)		(1.67)	(0.35)
Total from investment operations	(0.19)		(1.74)	(0.31)

Less distributions from:
Net investment income	-		(0.04)	-

Net asset value, end of period	$ 7.72		$ 7.91	$ 9.69

Total return	(2.40%)	(3)	(17.99%)	(3.10%)	(3)

Net assets, end of period (000s)	$ 12,235		$ 13,525	$ 16,409

Ratio of gross expenses to average net assets (4)	2.46%	(5)	2.41%	2.42%	(5)

Ratio of net expenses to average net assets (4)	2.45%	(5)	2.38%	2.40%	(5)

Ratio of net investment income (loss) to average net assets (4)	(.80%)	(5)	(.77%)	0.59%	(5)

Portfolio Turnover Rate	232%	(3)	700%	342%	(3)

(1) The Adaptive Allocation Portfolio commenced operations on May 22, 2007.
(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.
(3) Not annualized.
(4)	The ratios of expenses to average net assets and net investment income(loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Portfolio invests.
(5) Annualized.

See accompanying notes to financial statements.

Adaptive Allocation Portfolio

NOTES TO FINANCIAL STATEMENTS

June 30, 2009 (Unaudited)

1.

ORGANIZATION

The Adaptive Allocation Portfolio (the “Portfolio”) is a diversified series of shares of beneficial interest of Northern Lights Variable Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware, organized on November 4, 2005 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Portfolio is an investment vehicle for variable annuity contracts and flexible premium variable life insurance policies, qualified pension and retirement plans and certain unregistered separate accounts.  The Portfolio seeks growth and risk-adjusted total return. The principal investment strategy of the Portfolio is to invest in open-end and closed-end investment companies and unit investment trusts and equity and debt securities.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Portfolio in preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  Management has evaluated subsequent events through August 17, 2009, the date the financial statements were issued.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the securities relevant exchange on the business day as of which such value is being determined, or if no sales prices are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.  Securities listed on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  In unusual circumstances, instead of valuing securities in the usual manner, the Portfolio may value securities at “fair value” as determined in good faith by the Portfolio’s Board on a quarterly basis, in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

Valuation of Fund of Funds - The Portfolio may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  Underlying Funds are valued at their respective net asset values as reported by such investment companies. The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Portfolio will not change.

The Portfolio utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolio has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolios own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of June 30, 2009 for the Portfolio’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	2,163,795	-	-	2,163,795
Mutual Funds	4,152,955	-	-	4,152,955
Exchange Traded Funds	2,776,730	-	-	2,776,730
Money Market Funds	3,184,152	-	-	3,184,152
Total	12,277,632	-	-	12,277,632

The Portfolio did not hold any Level 3 securities during the period.

The Portfolio adopted FASB Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”).  FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements.  All changes to accounting policies and disclosures have been made in accordance with FAS 161 and are incorporated for the current period.

Security transactions and related income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid annually. Dividends and distributions to shareholders are recorded on ex-date.  Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP.  These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.  These reclassifications have no effect on net assets, results from operations or net asset values per share of the Portfolio.

Federal income tax – It is the Portfolio’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management reviewed the tax positions in the open tax years of 2007 and 2008 and during the six months ended June 30, 2009 and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the above open tax years.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Fund did not incur any interest or penalties. Generally tax authorities can examine tax returns filed for the last three years.

Use of Estimates – The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred.  However, based on experience, the Portfolio expects the risk of loss due to these warranties and indemnities to be remote.

3.

INVESTMENT TRANSACTIONS

For the sixth months ended June 30, 2009, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and options, amounted to $19,735,853 and $12,776,022, respectively.

4.

INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

The business activities of the Portfolio are supervised under the direction of the Board, which is responsible for the overall management of the Portfolio. Critical Math Advisors, LLC serves as the Portfolio’s Investment Advisor (the “Advisor”). The Portfolio has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, transfer agent services and custody administration services. A Trustee and certain officers of the Portfolio are also officers of GFS, and are not paid any fees directly by the Portfolio for serving in such capacities.

Pursuant to an Advisory Agreement with the Portfolio, the Advisor, under the supervision of the Board, oversees the daily operations of the Portfolio and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Portfolio pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of the Portfolio’s average daily net assets.

The Board has adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides for a monthly service and/or distribution fee at an annual rate of up to 1.00% which is calculated by the Portfolio on its average daily net assets. Currently, the Board has authorized the Portfolio to pay 12b-1 fees at an annual rate of up to 0.50% which is paid to Northern Lights Distributors, LLC (the “Distributor”) for sales and promotion activities and services under the plan, and to provide compensation for ongoing shareholder servicing and distribution-related activities.

Shareholders will receive advance notice of any increase. A portion of the fee payable pursuant to the Plan, equal to 0.25% of average daily net assets, is currently characterized as a service fee, which may be paid out to entities providing maintenance of shareholder accounts and certain other shareholder services.   The Advisor may receive such service fees with respect to Portfolio accounts for which it provides shareholder servicing.  The advisor waived service fees in the amount of $708 for the six months ended June 30, 2009.

The Distributor acts as the Portfolio’s principal underwriter in a continuous public offering of the Portfolio’s shares and is an affiliate of GFS.

The Portfolio pays each Trustee who is not affiliated with the Trust or Advisor a pro rata share of the total fee of $2,500 per quarter as well as reimbursement for any reasonable expenses incurred when attending meetings. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees.  None of the executive officers receive compensation from the Trust.

Pursuant to separate servicing agreements, GFS is compensated for providing administration, fund accounting, transfer agency and custody administration services to the Portfolio as follows:

Administration.  The Portfolio pays GFS an asset-based fee in decreasing amounts as Portfolio assets reach certain breakpoints. The Portfolio is subject to a minimum annual fee. The Portfolio also pays GFS for any out-of-pocket expenses.   Fees are billed monthly as follows:

The greater of:

A minimum annual fee of $27,000 or

-

10 basis points or 0.10% per annum on the first $100 million in net assets

-

8 basis points or 0.08% per annum on the next $150 million in net assets

-

6 basis points or 0.06% per annum on net assets greater than $250 million

Fund Accounting.  Total charges for Fund Accounting services include asset-based fees and out-of-pocket expenses. Fees are calculated based upon the average net assets of the Portfolio for the previous month. The Portfolio pays GFS a base annual fee of $21,600 plus a basis point fee in decreasing amounts as Portfolio assets reach certain breakpoints, as follows:

-

2 basis points or 0.02% on net assets of $25 million to $100 million

-

1 basis point or 0.01% on net assets greater than $100 million

Transfer Agency.  For the services rendered by GFS in its capacity as transfer agent, the Portfolio pays GFS transfer agent fees, out-of-pocket expenses, activity charges, and special report charges.   The fees are billed monthly as follows:

-

The greater of the annual minimum or per account charges.   The annual minimum is $13,500 and the per account charge is $14.00 for open accounts and $2.00 for closed accounts.

Custody Administration. Pursuant to the terms of the Portfolio’s Custody Administration Agreement with GFS (the “Custody Administration Agreement”), the Portfolio pays an asset-based fee in decreasing amounts as Portfolio assets reach certain breakpoints. The Portfolio also pays certain transaction fees and out-of-pocket expenses pursuant to the Custody Administration Agreement. GFS’s fees collected for the six months ended June 30, 2009 was $473.  The Custody fees listed in the Statement of Operations include the fees paid to GFS pursuant to the Custody Administration Agreement.

In addition, certain affiliates of GFS provide ancillary services to the Portfolio as follows:

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives from the Portfolio an annual fee, payable quarterly, and is reimbursed for out-of-pocket expenses.  For the six months ended June 30, 2009, the Portfolio incurred expenses of $4,267 for compliance services pursuant to the Trust’s Agreement with NLCS.

GemCom, LLC (“GemCom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Portfolio on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.   For the six months ended June 30, 2009, GemCom collected amounts totaling $2,233 for EDGAR and printing services performed.

5.   CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Portfolio creates presumption of the control of the Portfolio, under section 2(a) 9 of the Act.  As of June 30, 2009, Midland Life Insurance Company held 100% of the voting securities of the Adaptive Allocation Portfolio.  The Trust has no knowledge as to whether all or any portion of the shares owned of record by Midland Life Insurance Company are also owned beneficially.

6.   DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of portfolio distributions for the following periods was as follows:

As of December 31, 2008, the components of accumulated earnings/(deficit) on a tax basis were as follows:

The difference between book basis and tax basis unrealized appreciation is attributable to the tax deferral of losses on wash sales.  The difference between book and tax undistributed ordinary income is attributable to the unamortized portion of organization expenses for tax purposes in the amount of $4,472.

Capital losses incurred after October 31 within the Portfolio’s fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The Portfolio incurred and elected to defer $262,716 of such capital losses.

At December 31, 2008, the Portfolio had the following capital loss carry forwards for federal income tax purposes available to offset future capital gains:

Permanent book and tax differences due to net operating losses resulted in reclassification for the period ended December 31, 2008 as follows: a decrease in paid-in capital of $112,716 and an increase in accumulated net investment losses of $112,716.

 Adaptive Allocation Portfolio

EXPENSE EXAMPLES

June 30, 2009 (Unaudited)

As a shareholder of the Adaptive Allocation Portfolio, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Portfolio expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Adaptive Allocation Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2009 through June 30, 2009.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Adaptive Allocation Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees charged by your insurance contract or separate account.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Expenses Paid During Period 1/1/09 – 6/30/09*
Actual	$1,000.00	$976.00	$12.00
Hypothetical (5% return before expenses)	$1,000.00	$1012.65	$12.23

*Expenses are equal to the Portfolio’s annualized expense ratio of 2.45%, multiplied by the average account value over the period, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

PROXY VOTING POLICY

Information regarding how the Portfolio voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Portfolio uses to determine how to vote proxies is available without charge, upon request, by calling 1-866-263-9260 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is also available without charge, upon request, by calling 1-866-263-9260.

INVESTMENT ADVISOR

Critical Math Advisors LLC

29 Emmons Drive, Suite A-20

Princeton, NJ 08540

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, NY 11788

LEGAL COUNSEL

Thompson Hine, LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Variable Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

8/27/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

8/27/09

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

8/27/09